Warrants and Share-based Payment - Schedule of Warrant Activity (Detail) - Warrants [member]	3 Months Ended
Mar. 31, 2018 EUR (€)
Disclosure Of Warrant Activity [Line Items]
Beginning balance	4,621,154
Granted during the period	47,000
Exercised during the period	0
Forfeited during the period	(10,263)
Expired during the period	0
Ending balance	4,657,891
Vested at the balance sheet date	2,298,231
Beginning balance	€ 17.62
Granted during the period	42.85
Exercised during the period	0
Forfeited during the period	24.25
Expired during the period	0
Ending balance	17.86
Vested at the balance sheet date	€ 12.38